Commitments and Contingencies - Schedule of Maturities Minimum Lease Payments Receivable (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2016	$ 13,000
2017	17,000
2018	18,000
2019	19,000
2020	21,000
Total	88,000
Less: Current portion	(27,000)
Investment in sales-type lease, noncurrent	$ 61,000